Financial Items - Summary of Financial Items (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material income and expense [abstract]
Foreign exchange results		$ 144	$ 73	$ (35)
Financial income		40	27	22
Results from financial instruments, net (notes 14.2 and 17.4)	[1]	(65)	99	(88)
Net interest cost of defined benefit liabilities (note 19)		(44)	(29)	(31)
Effects of amortized cost on assets and liabilities		(42)	(32)	(28)
Others		0	13	(1)
Other financial income (expense), net		$ 33	$ 151	$ (161)

[1]	For the years 2022 and 2021, includes the reclassification described in note 8.1.